Subsidiaries - Summarized Financial Information of the Group's Principal Subsidiaries with Significant Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [Line Items]
Current assets	¥ 613,867	¥ 480,838
Non-current assets	2,059,618	2,021,424
Current liabilities	624,263	518,158
Non-current liabilities	511,369	575,235
Revenue	3,239,167	2,614,349	¥ 1,933,836
Total comprehensive income	185,752	110,195	22,355
Profit attributable to non-controlling interests	14,602	22,526	14,479
Net cash inflow/(outflow) from operating activities	393,768	341,469	318,575
Net cash inflow/(outflow) from investing activities	(232,971)	(213,032)	(181,986)
Net cash (outflow)/inflow from financing activities	(113,713)	(107,971)	(99,400)
Effect of foreign exchange rate changes on cash and cash equivalents	7,317	(2,308)	(4,967)
Net increase/(decrease) in cash and cash equivalents	54,401	18,158	32,222
Cash and cash equivalents at beginning of the year	136,789	118,631	86,409
Cash and cash equivalents at end of the year	¥ 191,190	¥ 136,789	118,631
CNPC Exploration and Development Company Limited [member]
Disclosure of subsidiaries [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Current assets	¥ 20,186	¥ 15,596
Non-current assets	190,630	184,486
Current liabilities	15,463	11,282
Non-current liabilities	20,904	30,293
Net assets	174,449	158,507
Revenue	55,499	42,730	33,312
Profit from continuing operations	12,390	8,413	6,006
Total comprehensive income	23,813	5,231	(6,972)
Profit attributable to non-controlling interests	6,956	4,837	3,311
Dividends paid to non-controlling interests	4,383	1,485	1,498
Net cash inflow/(outflow) from operating activities	16,850	13,320	5,681
Net cash inflow/(outflow) from investing activities	3,013	(5,191)	(16,187)
Net cash (outflow)/inflow from financing activities	(16,628)	(8,531)	7,410
Effect of foreign exchange rate changes on cash and cash equivalents	33	(15)	(776)
Net increase/(decrease) in cash and cash equivalents	3,268	(417)	(3,872)
Cash and cash equivalents at beginning of the year	8,785	9,202	13,074
Cash and cash equivalents at end of the year	¥ 12,053	¥ 8,785	9,202
PetroChina Sichuan Petrochemical Company Limited [member]
Disclosure of subsidiaries [Line Items]
Percentage ownership interest (%)	90.00%	90.00%
Current assets	¥ 4,391	¥ 3,973
Non-current assets	22,131	25,317
Current liabilities	1,700	3,876
Non-current liabilities	313	382
Net assets	24,509	25,032
Revenue	58,131	48,493	35,319
Profit from continuing operations	33	3,383	520
Total comprehensive income	33	3,383	520
Profit attributable to non-controlling interests	3	338	52
Dividends paid to non-controlling interests	62	307	12
Net cash inflow/(outflow) from operating activities	(771)	2,666	5,119
Net cash inflow/(outflow) from investing activities	1,466	(231)	(380)
Net cash (outflow)/inflow from financing activities	(695)	(3,995)	(3,186)
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0
Net increase/(decrease) in cash and cash equivalents	0	(1,560)	1,553
Cash and cash equivalents at beginning of the year	1	1,561	8
Cash and cash equivalents at end of the year	¥ 1	¥ 1	¥ 1,561